TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
Summary of trade and other payables, deposits received and accrued expenses

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Trade payables	163,000	243,563

Government grants received with conditions*	192,019	189,269
Accrued payroll and social insurance	118,413	112,414
Payables for professional services	49,413	19,646
Taxes payable and others	48,512	63,759
Total other payables, deposits received and accrued expenses	408,357	385,088
Trade and other payables, deposits received and accrued expenses	571,357	628,651
*	The current portion of government grants received with conditions mainly represents the grants received with certain requirements of operation performance and tax contribution in a specified region.

Summary of aging analysis of trade payable for reporting period

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Within 1 year	154,930	234,824
More than 1 year	8,070	8,739
	163,000	243,563